ORGANIZATION AND BASIS OF PRESENTATION (Details)		6 Months Ended
	Mar. 30, 2026 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)
Cash consideration for purchase and sale agreement	$ 21,000,000
Shijiazhuang Zhongkang Technology Co.,Ltd [Member]
Capital (in Yuan Renminbi) | ¥			¥ 10,000,000
Shenzhen Likang Xinye Equipment Sales Co., Ltd [Member]
Capital (in Yuan Renminbi) | ¥			¥ 5,000,000
xSigma Collectibles Limited [Member]
Registered capital		$ 100
Paid in capital		0
xSigma Entertainment Limited [Member]
Registered capital		50,000
Paid in capital		$ 0
xSigma Entertainment Limited [Member] | CG Malta Holding Limited [Member]
Ownership interest		15.73%